Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net (loss)	$ (279,200)	$ (904,301)	$ (3,303,136)	$ (2,734,079)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Shares issued for compensation	0	189,000	189,000	306,000
Shares issued for services			0	51,000
Amortization of discount	72,306	202,517	243,590	646,760
Impairment expense	0	256,737	565,737	173,879
Amortization of mineral properties	17,589	36,342	105,880	119,415
Amortization of prepaid financing costs	4,237	0	6,737	0
Recognized (gain) loss on fair value of derivative liability			5,265	0
Stock and warrants issued for financing	704	0	1,424,394	0
Gain on forgiveness of debt	0	(86,746)	(322,731)	0
Loss on sale of mineral properties			(2,621)	0
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(5,102)	1,239	32,682	(30,797)
(Increase) decrease in prepaid expenses	0	18,110	48,518	(71,091)
Increase (decrease) in accounts payable and accrued liabilities	14,179	64,350	395,313	427,326
Increase (decrease) in accrued interest	27,814	132,604	183,521	583,803
Net cash used by operating activities	(147,473)	(90,148)	(427,851)	(527,784)
Cash flows from investing activities
Proceeds from sale of mineral properties	0	65,000	69,500	0
Acquisition of mineral properties	0	(158,400)	(355,242)	(1,374,730)
Net cash used by investing activities	0	(93,400)	(285,742)	(1,374,730)
Cash flows from financing activities
Proceeds from sale of common stock	14,500	0	0	50,000
Short-term note from officer			39,200	0
Proceeds from note payable	126,500	0	490,000	150,980
Proceeds from convertible debenture	0	188,250	198,000	1,700,918
Net cash provided by financing activities	141,000	188,250	727,200	1,901,898
Net increase (decrease) in cash	(6,473)	4,702	13,607	(616)
Cash - beginning	16,216	2,609	2,609	3,225
Cash - ending	9,743	7,311	16,216	2,609
Supplemental disclosures:
Interest paid	18,375	29,250	117,391	136,500
Income taxes paid	0	0	0	0
Non-cash transactions:
Shares issued for compensation	0	189,000	189,000	306,000
Shares issued for capitalized financing costs	150,000	0
Shares issued for services			0	51,000
Accounts payable converted to stock	0	40,000	239,469	0
Note payable and accrued interest converted to stock	$ 40,000	$ 2,778,641	$ 3,375,846	$ 1,090,902